Consolidated statements of comprehensive income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of comprehensive income [line items]
Net (loss) profit of the year		€ (1,656)	€ (3,019)	€ (2,860)
Exchange differences on translation of foreign operations	[1]	(691)	(1,833)	624
Other comprehensive (loss) income, net of taxes		(691)	(1,833)	624
Total comprehensive (loss) income of the year, net of taxes		(2,347)	(4,852)	(2,236)
Total comprehensive (loss) income attributable to:
The owners of the parent		(2,347)	(4,852)	(2,183)
Non-controlling interest		€ 0	€ 0	€ (53)

[1]	* May be reclassified subsequently to profit& loss